NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
NET LOSS PER SHARE

19. NET LOSS PER SHARE

Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the year, without consideration for common share equivalents. Diluted net loss per share is computed by dividing net loss by the weighted-average number of common share equivalents outstanding for the year determined using the treasury-stock method. For purposes of this calculation, common share warrants and stock options are considered to be common share equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

The following table sets forth the computation of basic and diluted net loss and the weighted average number of shares used in computing basic and diluted net loss per share:

	Year Ended
	December 31, 2020	December 31, 2019
Numerator:
Net loss	$(36,675)	$(45,980)
Adjustments to reconcile to net loss available to common stockholders:
Accretion of Class D preferred shares to liquidation preference on automatic conversion	10,219	—
Net loss attributable to non-controlling interests	—	(6,450)
Net loss attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(46,894)	$(39,530)

Denominator:
Weighted-average common shares outstanding – basic and diluted	10,815,580	7,814,796
Net loss per share attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(4.34)	$(5.06)

The Company’s potentially dilutive securities, which include common stock warrants, stock options, and unvested restricted stock have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same.

The Company excluded the following potential common shares, presented based on amounts outstanding at December 31, 2020 and 2019, from the computation of diluted net loss per share attributable to common shareholders because including them would have had an anti-dilutive effect:

	December 31, 2020	December 31, 2019
Common stock warrants	17,963,591	63,597
SAMA earnout shares	1,140,423	—
Stock options	896,888	1,195,544
Unvested restricted share units	78,634	—
Total	20,079,536	1,259,141